RELATED PARTIES (Details) In Thousands, unless otherwise specified	0 Months Ended	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			2 Months Ended
	Nov. 01, 2012 D L Capital Ltd USD ($)	Dec. 31, 2012 D L Capital Ltd USD ($)	Sep. 30, 2011 D L Capital Ltd USD ($)	Sep. 30, 2011 D L Capital Ltd ILS	Sep. 30, 2011 D L Capital Ltd USD ($)	Sep. 30, 2011 D L Capital Ltd ILS	Dec. 31, 2012 D L Capital Ltd	Dec. 31, 2011 D L Capital Ltd	Dec. 31, 2010 D L Capital Ltd	Dec. 31, 2012 Micronet Limited USD ($)	Dec. 31, 2012 Micronet Limited ILS
Related Party Transaction [Line Items]
Monthly management fees	$ 13	$ 13	$ 17	60	$ 14	50				$ 16	65
Other expenses					3	10
Increase decrease monthly management fees				10
Related party transaction rate										60.00%	60.00%
Agreement term										3 years	3 years
Monthly annual bonus percentage								3.00%	3.00%
One time annual bonus percentage							0.50%